RIGHT OF USE AND LEASE LIABILITIES - Additional information (Detail) - Interlagos Manufacturing Unit [member] - Natura Cosmticos SA [Member] R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$)
Disclosure of Right of Use Assets and Lease Liabilities [Line Items]
Sale and Leaseback Transactions, Consideration received	R$ 272,000
Sale Leaseback Transactions, Right of use recognized	R$ 62,197
Sale Leaseback Transactions, Lease Term	3 years
Sale and Leaseback Transactions, impairment loss	R$ 14,150